Convertible Preferred Shares and Shareholders' Deficit (Details) $ / shares in Units, $ in Thousands		11 Months Ended
	Mar. 22, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2022 $ / shares shares	Mar. 20, 2023 $ / shares	Mar. 16, 2023 $ / shares shares	Dec. 31, 2022 £ / shares shares
Convertible Preferred Shares and Shareholders' Equity (Deficit)
Ordinary Shares, shares authorized | shares		17,437		300,000,000	17,437
Ordinary Shares, par value per share | $ / shares		$ 0.001	$ 0.0001	$ 0.0001
Series A-1 convertible preferred shares, shares authorized | shares		125,000			125,000
Series A-1 convertible preferred shares, par value per share | (per share)		$ 0.001			£ 0.001
Number of Series A-1 convertible preferred shares issued for cash | shares	100,000
Value of Series A-1 convertible preferred shares issued for cash | $	$ 10,000
Number of Series A-1 convertible preferred shares issued for Agreement | shares	25,000
Number of Class A shares issued | shares		3,547
Series A-1 convertible preferred shares, minimum gross aggregate subscription with respect to new Ordinary Shares required for conversion | $	$ 50,000
Anti-Dilution, percentage of ownership interest to be maintained	18.00%
Anti-Dilution, minimum equity to be raised | $	$ 20,000
Anti-Dilution, minimum gross aggregate subscription amount required for expiration of provision | $	50,000
Series A-1 convertible preferred shares, dividends declared | $	$ 0
Series A-1 convertible preferred shares, liquidation preference per share | $ / shares	$ 131
Series A-1 convertible preferred shares, number of votes per share | Vote	1